Financial instruments (Tables)	9 Months Ended
Jul. 31, 2022
Statement [Line Items]
Summary of Credit Risk Exposures	Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2022			April 30 2022	October 31 2021
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail (2)
Drawn (3)(4)	$451,781	$59,753	$511,534	$512,917	$459,902
Undrawn commitments	122,200	2,964	125,164	120,701	117,213
Other exposures (5)	116,926	7,813	124,739	118,282	119,923
Total non-retail	$690,907	$70,530	$761,437	$751,900	$697,038
Retail (2)
Drawn (6)	$278,686	$105,831	$384,517	$371,078	$345,947
Undrawn commitments and other exposures	55,530	821	56,351	54,321	51,020
Total retail	$334,216	$106,652	$440,868	$425,399	$396,967
Total	$1,025,123	$177,182	$1,202,305	$1,177,299	$1,094,005
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Commencing this quarter, certain small business loans have been reclassified from non-retail to retail based on regulatory definitions. Prior periods have not been restated.
(3)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(4)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(5)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(6)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2022			July 31	April 30	July 31
($ millions)	Average	High	Low	2022	2022	2021
Credit spread plus interest rate	$13.5	$16.6	$10.4	$16.2	$10.2	$9.1
Credit spread	5.8	7.8	4.5	5.3	5.5	4.1
Interest rate	12.5	15.0	9.6	15.0	9.6	9.7
Equities	4.5	6.0	3.2	4.6	5.1	3.2
Foreign exchange	2.5	5.3	1.3	2.3	1.8	1.8
Commodities	4.5	5.8	2.7	3.4	5.6	1.4
Debt specific	2.2	2.5	1.8	2.1	2.0	2.3
Diversification effect	(11.7)	–	–	(11.5)	(12.0)	(7.2)
Total VaR	$15.5	$18.3	$11.5	$17.1	$12.7	$10.6
Total Stressed VaR	$28.6	$39.1	$19.3	$31.4	$25.7	$39.4

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2022	April 30 2022	July 31 2021	July 31 2022	April 30 2022	July 31 2021	July 31 2022	April 30 2022	July 31 2021
Liabilities
Senior note liabilities (2)	$22,876	$21,927	$21,961	$302	$3,913	$(554)	$4,410	$4,108	$(904)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Change in fair value for the three month period attributable to change in own credit risk recorded in other comprehensive income	Cumulative change in fair value due to change in own credit risk (1)
As at July 31, 2022	$27,286	$22,876	$4,410	$ 567	$856
As at April 30, 2022	$26,035	$21,927	$4,108	$ 787	$289
As at July 31, 2021	$21,057	$21,961	$(904)	$ 72	$(705)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2022		April 30, 2022		October 31, 2021
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$67,715	$67,715	$85,910	$85,910	$86,323	$86,323
Trading assets	118,605	118,605	133,644	133,644	146,312	146,312
Securities purchased under resale agreements and securities borrowed	155,217	155,217	148,706	148,706	127,739	127,739
Derivative financial instruments	47,139	47,139	54,608	54,608	42,302	42,302
Investment securities – fair value	86,674	86,674	83,788	83,788	57,042	57,042
Investment securities – amortized cost	21,117	21,548	16,107	16,699	18,133	18,157
Loans	704,332	713,378	684,215	689,702	641,964	636,986
Customers’ liability under acceptances	19,817	19,817	19,043	19,043	20,404	20,404
Other financial assets	25,795	25,795	19,349	19,349	14,256	14,256
Liabilities:
Deposits	872,181	879,582	869,308	876,554	798,335	797,259
Financial instruments designated at fair value through profit or loss	22,876	22,876	21,927	21,927	22,493	22,493
Acceptances	19,844	19,844	19,070	19,070	20,441	20,441
Obligations related to securities sold short	44,220	44,220	44,620	44,620	40,954	40,954
Derivative financial instruments	56,880	56,880	57,123	57,123	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	128,145	128,145	131,978	131,978	123,469	123,469
Subordinated debentures	8,273	8,413	8,360	8,447	6,733	6,334
Other financial liabilities	43,281	43,830	41,679	41,949	39,802	40,254

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	July 31, 2022				April 30, 2022
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$837	$–	$837	$–	$1,056	$–	$1,056
Trading assets
Loans	–	8,295	–	8,295	–	8,483	–	8,483
Canadian federal government and government guaranteed debt	2,388	12,734	–	15,122	7,630	3,716	–	11,346
Canadian provincial and municipal debt	201	9,845	–	10,046	4,000	4,608	–	8,608
U.S. treasury and other U.S. agencies’ debt	7,667	196	–	7,863	7,552	100	–	7,652
Other foreign governments’ debt	131	8,376	–	8,507	76	9,106	–	9,182
Corporate and other debt	2,170	8,729	2	10,901	2,667	9,070	1	11,738
Equity securities	55,565	493	41	56,099	74,813	71	3	74,887
Other	–	1,772	–	1,772	–	1,748	–	1,748
	$68,122	$50,440	$43	$118,605	$96,738	$36,902	$4	$133,644
Investment securities (2)
Canadian federal government and government guaranteed debt	$649	$10,031	$–	$10,680	$5,011	$4,700	$–	$9,711
Canadian provincial and municipal debt	–	4,745	–	4,745	1,711	3,490	–	5,201
U.S. treasury and other U.S. agencies’ debt	34,681	1,943	–	36,624	33,515	2,019	–	35,534
Other foreign governments’ debt	2,425	25,031	120	27,576	189	26,261	17	26,467
Corporate and other debt	56	1,449	56	1,561	36	1,406	60	1,502
Equity securities	3,702	227	1,559	5,488	3,659	233	1,481	5,373
	$41,513	$43,426	$1,735	$86,674	$44,121	$38,109	$1,558	$83,788
Derivative financial instruments
Interest rate contracts	$4	$12,641	$10	$12,655	$–	$9,923	$8	$9,931
Foreign exchange and gold contracts	–	22,820	–	22,820	–	26,027	–	26,027
Equity contracts	262	2,444	30	2,736	251	8,273	26	8,550
Credit contracts	–	573	–	573	–	487	–	487
Commodity contracts	–	8,344	11	8,355	–	9,602	11	9,613
	$266	$46,822	$51	$47,139	$251	$54,312	$45	$54,608
Liabilities:
Deposits	$–	$131	$–	$131	$–	$106	$–	$106
Financial liabilities designated at fair value through profit or loss	–	22,864	12	22,876	–	21,840	87	21,927
Obligations related to securities sold short	30,835	13,382	3	44,220	38,131	6,487	2	44,620

Derivative financial instruments
Interest rate contracts	6	17,571	7	17,584	–	17,835	7	17,842
Foreign exchange and gold contracts	–	28,235	–	28,235	–	27,261	–	27,261
Equity contracts	538	3,681	13	4,232	524	2,904	6	3,434
Credit contracts	–	23	–	23	–	27	–	27
Commodity contracts	–	6,800	6	6,806	–	8,553	6	8,559
	$544	$56,310	$26	$56,880	$524	$56,580	$19	$57,123
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $21,548 (April 30, 2022 – $16,699).

	As at October 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755
Trading assets
Loans	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114
Canadian provincial and municipal debt	5,556	4,298	–	9,854
U.S. treasury and other U.S. agencies’ debt	6,760	63	–	6,823
Other foreign governments’ debt	129	9,559	–	9,688
Corporate and other debt	2,595	9,185	40	11,820
Equity securities	85,688	160	1	85,849
Other	–	1,051	–	1,051
	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	1,937	3,218	–	5,155
U.S. treasury and other U.S. agencies’ debt	11,462	2,175	–	13,637
Other foreign governments’ debt	67	26,605	17	26,689
Corporate and other debt	10	1,319	27	1,356
Equity securities	2,879	218	1,304	4,401
	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	18,293	–	18,293
Equity contracts	184	3,513	21	3,718
Credit contracts	–	245	–	245
Commodity contracts	–	6,921	–	6,921
	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493
Obligations related to securities sold short	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163
Foreign exchange and gold contracts	–	18,171	–	18,171
Equity contracts	307	4,737	6	5,050
Credit contracts	–	30	–	30
Commodity contracts	–	5,789	–	5,789
	$307	$41,875	$21	$42,203
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable , less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $18,157.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2022.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets

Corporate and other debt	$1	$1	$–	$–	$–	$–	$2	$1
Equity securities	3	–	–	1	–	37	41	–
	4	1	–	1	–	37	43	1
Investment securities
Other foreign governments’ debt	17	–	–	60	–	43	120	n/a
Corporate and other debt	60	1	–	–	(5)	–	56	–
Equity securities	1,481	83	(3)	29	(31)	–	1,559	83
	1,558	84	(3)	89	(36)	43	1,735	83
Derivative financial instruments – assets
Interest rate contracts	8	–	–	2	–	–	10	–
Equity contracts	26	2	–	–	–	2	30	2	(2)
Commodity contracts	11	–	–	–	–	–	11	–

Derivative financial instruments – liabilities
Interest rate contracts	(7)	–	–	–	–	–	(7)	–	(3)
Equity contracts	(6)	1	–	(1)	–	(7)	(13)	1	(2)
Commodity contracts	(6)	–	–	–	–	–	(6)	–
	26	3	–	1	–	(5)	25	3

Financial liabilities designated at fair value through profit or loss	(87)	(4)	–	–	–	79	(12)	–

Obligations related to securities sold short	(2)	–	–	–	–	(1)	(3)	–
Total	$1,499	$84	$(3)	$91	$(36)	$153	$1,788	$87
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2022 and October 31, 2021.

	As at April 30, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$5	$(2)	$–	$2	$–	$(1)	$4
Investment securities	1,495	58	(3)	116	(103)	(5)	1,558
Derivative financial instruments	–	10	–	–	–	16	26
Financial liabilities designated at fair value through profit or loss	(137)	25	–	(22)	–	47	(87)
Obligations related to securities sold short	(2)	–	–	–	–	–	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$4	$(1)	$–	$28	$–	$10	$41
Investment securities	1,190	83	28	78	(32)	1	1,348
Derivative financial instruments	(35)	4	–	(12)	51	(7)	1
Financial liabilities designated at fair value through profit or loss	(119)	–	–	(20)	–	–	(139)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.